DEPOSITS (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Scheduled Maturities Of Time Deposits [Line Items]
2016	$ 120,771
2017	25,924
2018	12,154
2019	8,408
2020	12,216
Thereafter	0
Time Deposits	$ 179,473